Short-term Borrowing - Summary of Short-term Borrowing (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term Debt [Line Items]
Bank borrowings	¥ 30,000	¥ 130,000
Current portion of long-term borrowings	0	20,000
Short-term borrowing	¥ 30,000	¥ 150,000